Advanced Series Trust
655 Broad Street
Newark, New Jersey 07102
December 19, 2016
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1520
Re:	485(b) Filing for Advanced Series Trust Registration numbers 033-24962 and 811-5186
Dear Sir or Madam:
We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates January 3, 2017 as its effective date.
As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-367-1495.
Sincerely,
/s/ Kathleen DeNicholas

Kathleen DeNicholas
Assistant Secretary